Income Taxes (Details Narrative) (10_K) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Corporate tax rate		21.00%
Income tax, description	The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.
Net operating loss carry forward		$ 12,340,000
Unused net operating loss carry forward		5,719,000
Federal tax rate amount		688,000
Deferred tax assets operating loss carry forwad		$ 4,343,000
Operating loss carryforward expire description		March 2018 expire through 2037
Valuation allowances increased		$ 3,013,000
State [Member]
Net operating loss carry forward		$ 2,644,000
Operating loss carryforward expire description		Expiring during the years 2035 to 2039
March 2018 Expire Through 2037 [Member]
Net operating loss carry forward		$ 1,375,000
Israel [Member]
Corporate tax rate		23.00%	23.00%	24.00%